Going Concern (Details) - USD ($)				12 Months Ended
	Feb. 08, 2025	Dec. 16, 2024	Dec. 05, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Going Concern [Line Items]
Loss incurred				$ (63,592,548)	$ (15,665,634)	$ (61,221,032)
Retained earnings				(202,503,268)	(138,948,686)
Working capital				20,259,303	$ 17,197,058
Convertible note issued		$ 12,000,000	$ 6,000,000	32,000,000
Total convertible note				$ 55,000,000
Subsequent Event [Member]
Going Concern [Line Items]
Convertible note issued	$ 20,000,000